Tax (Tables)	12 Months Ended
Dec. 31, 2025
Tax
Schedule of current and deferred tax expense

	2025	2024	2023
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,511)	(1,415)	(1,373)
Over/(under) provision in respect of prior years	110	(145)	(123)
	(1,401)	(1,560)	(1,496)
Deferred tax
Charge for the year	(548)	(343)	(281)
Net increase in the carrying value of deferred tax assets in respect of losses	119	428	385
(Under)/over provision in respect of prior years	(44)	10	(42)
Tax charge for the year	(1,874)	(1,465)	(1,434)

Schedule of reconciliation of actual tax charge from the expected tax charge

	2025	2024	2023
Continuing operations	£m	£m	£m
Expected tax charge	(1,927)	(1,549)	(1,452)
Losses and temporary differences in year where no deferred tax asset recognised	(5)	(18)	(56)
Foreign profits and losses taxed at other rates	15	37	10
Items not allowed for tax:
- losses on disposals and write-downs	(10)	(22)	(63)
- UK bank levy	(30)	(31)	(27)
- regulatory and legal actions	4	(47)	(1)
- other disallowable items	(28)	(61)	(57)
Non-taxable items:
- foreign exchange recycling on capital reduction	10	—	114
- RPI-related uplift on index linked gilts	8	18	6
- dividends	15	—	—
- other non-taxable items	34	11	20
Taxable foreign exchange movements	(6)	7	9
Unrecognised losses brought forward and utilised	18	33	27
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	59	378	371
- Netherlands losses	58	50	15
- Other overseas losses	2	—	(1)
Banking surcharge	(198)	(169)	(236)
Pillar 2 top-up tax	—	(20)	—
Redemption of AT1 (paid-in equity) capital notes	(46)	—	—
Tax on AT1 (paid-in equity) dividends	87	53	52
Adjustments in respect of prior years (1)	66	(135)	(165)
Actual tax charge	(1,874)	(1,465)	(1,434)

(1)	Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

Schedule of deferred tax asset and liability

	2025	2024
	£m	£m
Deferred tax asset	1,252	1,876
Deferred tax liability	(104)	(99)
Net deferred tax asset	1,148	1,777

Schedule of net deferred tax asset

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	(16)	76	61	538	1,019	75	1,753
Credit/ (charge) to income statement:
- continuing operations	3	85	16	(57)	90	(42)	95
(Charge)/credit to other comprehensive income	(15)	—	—	(77)	—	26	(66)
Currency translation and other adjustments	(1)	—	—	(1)	(3)	—	(5)
At 1 January 2025	(29)	161	77	403	1,106	59	1,777
Charge to income statement:
- continuing operations	(6)	(35)	(19)	(115)	(297)	(1)	(473)
(Charge)/credit to other comprehensive income	(6)	—	—	(166)	—	15	(157)
Currency translation and other adjustments	(1)	(3)	—	—	5	—	1
At 31 December 2025	(42)	123	58	122	814	73	1,148

(1)	The in-year movement predominantly relates to cash flow hedges.

Schedule of recognised deferred tax assets in respect of tax losses

	2025	2024
	£m	£m
UK tax losses carried forward
- NWB Plc	55	333
- RBS plc	622	685
Total	677	1,018
Overseas tax losses carried forward
- Ulydien DAC	5	5
- NWM N.V.	132	83
	814	1,106